Equity - Hedging reserve (Details) - Interest rate swaps - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 21, 2022
Long Term Charter Parties, Various Cap 2022
Disclosure of reserves within equity [line items]
Notional Value	$ 102,200
Gains (losses) on cash flow hedges, before tax	(1,800)
Long Term Charter Parties, Various Cap 2022 | At fair value
Disclosure of reserves within equity [line items]
Hedging instrument, assets			$ 400
Secured Loan Due 2030 With Margin Rate At 2.15%
Disclosure of reserves within equity [line items]
Credit facility size	161,000	$ 161,100	150,000	$ 150,000
Notional Value	$ 102,220	$ 109,400	$ 87,090